Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2030 Fund - Fidelity Simplicity RMD 2030 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810